INCOME AND EXPENSES - Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses (Details) - Expenses by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME AND EXPENSES - Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses (Details) [Line Items]
Advertisement and promotions	$ 579,170	$ 328,586	$ 191,582
Agent fee	2,080,000	0	0
Allowance for impairment loss on receivables	756,241	0	0
Amortization and depreciation	934,211	371,517	288,557
Legal and professional fee	1,676,481	603,411	584,145
Office expenses	1,179,440	327,733	216,332
Rental of equipment and others	247,363	277,005	292,897
Staff expenses and wages	46,959,174	34,215,044	27,172,767
Share-based compensation	6,650,179	5,158,990	0
Transportation	140,098	86,561	90,737
Insurance expenses	277,795	187,111	237,097
Impairment loss on net investment	307,732	0	0
Other operating expenses	9,970,620	5,388,898	3,084,341
Total cost of revenue, selling and marketing expenses, general and administrative expenses	$ 71,758,504	$ 46,944,856	$ 32,158,455